Annual Total Returns- Vanguard Emerging Markets Bond Fund (Retail) [BarChart] - Retail - Vanguard Emerging Markets Bond Fund - Investor Shares	2017	2018	2019	2020
Total	13.35%	(0.88%)	17.71%	14.98%